ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation, accretion expense	$ 32	$ 63	$ 13	$ 5	$ 50	$ 50